Summary of Operating Segments by Geographic Locations (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of geographical areas [Line Items]
Revenue	$ 935,753	$ 1,541,320
Total assets	2,898,878	3,269,840
United States [Member]
Disclosure of geographical areas [Line Items]
Revenue	444,052	871,651
Total assets	1,339,945	1,560,523
Canada [Member]
Disclosure of geographical areas [Line Items]
Revenue	305,613	459,377
Total assets	1,053,921	1,133,591
International [Member]
Disclosure of geographical areas [Line Items]
Revenue	186,088	210,292
Total assets	$ 505,012	$ 575,726